Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue Recognition [Line Items]
Revenue Recognition

Note 3 — Revenue Recognition

The disclosures below discuss the Company’s material revenue contracts.

The following table provides information regarding disaggregated revenue:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue recognized over time:
Services – engineering	$301,656	$43,254	$931,853	$215,349
Grid services	564,821	164,380	788,409	260,457
Grants	73,563	65,869	219,082	416,816
Revenue recognized at point in time:
Products	1,772,532	280,184	4,748,141	3,333,825
Total revenue	$2,712,572	$553,687	$6,687,485	$4,226,447

The aggregate amount of revenue for the Company’s existing contracts and grants with customers as of September 30, 2023 expected to be recognized in the future, and classified as deferred revenue on the condensed consolidated balance sheet, for year ended December 31, is as follows (this disclosure does not include revenue related to contracts whose original expected duration is one year or less):

2023 (remaining three months)	268,467
2024	499,285
2025	139,010
2026	81,470
Thereafter	128,278
Total(1)	$1,116,511

____________

(1)      The revenue recognition is subject to the completion of construction and commissioning of the EV infrastructure.

The Company operates in a single business segment, which is the EV V2G Charging segment. The following table summarizes the Company’s revenues by geography:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenues:
United States	$2,552,138	$434,544	$6,290,200	$3,788,521
United Kingdom	—	23,231	33,047	160,616
Denmark	160,434	95,912	364,238	277,310
	$2,712,572	$553,687	$6,687,485	$4,226,447

The following table summarizes the Company’s intangible assets and property, plant and equipment in different geographic locations:

	September 30, 2023	December 31, 2022
Long-lived assets:
United States	$1,685,126	$1,795,267
United Kingdom	3,288	1,335
Denmark	235,625	181,982
	$1,924,039	$1,978,584

Note 3 — Revenue Recognition

The disclosures below discuss the Company’s material revenue contracts.

The following table provides information regarding disaggregated revenue:

	Years Ended December 31,
	2022	2021
Revenue recognized over time:
Services	$784,710	$797,127
Grants	459,427	1,270,138
Revenue recognized at point in time:
Products	4,129,246	2,123,500
Total revenue	$5,373,383	$4,190,765

The aggregate amount of revenue for the Company’s existing contracts with customers as of December 31, 2022 expected to be recognized in the future for years ended December 31, is as follows (this disclosure does not include revenue related to contracts whose original expected duration is one year or less):

2023	$134,500
2024	49,578
Thereafter	1,037,419
Total	$1,221,497

Related to the finance receivables, during the year ended December 31, 2022, the Company recognized $609,860 of product revenue related to contracts with customers for which the Company determined that control of the DC Charger transferred to that customer. Of this amount, $320,988 was recorded within accounts receivable in the consolidated balance sheet as the Company expects to collect it in the short term. The remaining $288,872 represents the discounted amount for the equipment that will be collected over the life of the contract, adjusted for the estimated effect of a significant financing component. This amount is a long-term financing receivable recorded in the consolidated balance sheet.

The Company operates in a single business segment, which is the EV V2G Charging segment. The following table summarizes the Company’s revenues by geography:

	Years Ended December 31,
	2022	2021
United States	$4,839,561	$3,326,427
United Kingdom	195,550	485,628
Denmark	338,272	378,710
	$5,373,383	$4,190,765

The following table summarizes the Company’s intangible assets and property, plant and equipment in different geographic locations:

	December 31, 2022	December 31, 2021
United States	$1,795,267	$1,811,607
United Kingdom	1,335	—
Denmark	$181,982	$25,664
	$1,978,584	$1,837,271